EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Number of shares issued (in shares)	503	397
Effect of shares issued (in shares)	0	25
Effect of shares issued on exercise of options (in shares)	1	0
Effect of conversion of convertible debentures (in shares)	1	1
Effect of shares issued under dividend reinvestment plan (in shares)	0	3
Weighted average number of common shares at December 31 (basic) (in shares)	505	426
Dilutive effect of debentures converted (in shares)	2	4
Dilutive effect of share options on issue (in shares)	2	2
Weighted average number of common shares at December 31 (diluted) (in shares)	509	432
Basic earnings per common share (in CAD per share)	$ 2.28	$ 1.87
Diluted earnings per common share (in CAD per share)	$ 2.28	$ 1.86